Post-Employment and Other Non-current Employee Benefits - Summary of Employee Benefits Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefits expense [line items]
Total employee benefits expense	$ 31,174	$ 26,193	$ 28,551
Cost of goods sold [member]
Employee benefits expense [line items]
Wages and salaries	4,295	4,323	4,827
Social security costs	1,320	1,449	1,234
Employee profit sharing	74	75	142
Pension and seniority premium costs	26	22	57
Share-based payment expense	3	6	11
Selling and distribution expenses [member]
Employee benefits expense [line items]
Wages and salaries	16,590	12,001	13,526
Social security costs	4,651	4,417	4,571
Employee profit sharing	496	484	485
Pension and seniority premium costs	158	125	65
Share-based payment expense	11	7	18
Administrative expenses [member]
Employee benefits expense [line items]
Wages and salaries	2,771	2,453	2,839
Social security costs	557	585	472
Employee profit sharing	31	31	56
Pension and seniority premium costs	46	42	66
Post-employment benefits other	2	10	5
Share-based payment expense	$ 143	$ 161	$ 177